Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Schedule of Loans Receivable, Property Types
The following property types represent the underlying real estate collateral for the Account's mezzanine loans (millions):

	December 31, 2019		December 31, 2018
	Fair Value	%	Fair Value	%
Office(1)	$768.0	48.8%	$512.1	56.2%
Industrial	199.6	12.7%	176.4	19.3%
Retail	158.5	10.1%	101.6	11.1%
Storage	82.0	5.2%	63.2	6.9%
Apartments(1)	228.8	14.6%	59.7	6.5%
Hotel	135.2	8.6%	—	—%
	$1,572.1	100.0%	$913.0	100.0%
(1) Includes loans receivable with related parties.

Schedule of Fair Value and Risk Ratings
The following table presents the fair values of the Account's loan portfolio based on the risk ratings as of December 31, 2019, listed in order of the strength of the risk rating (from strongest to weakest):

	Number of Loans	Fair Value	%
AA	1	48.3	3.1%
BBB	7	456.1	29.0%
BB	13	787.4	50.1%
B	3	205.0	13.0%
NR(1)	3	75.3	4.8%
	27	$1,572.1	100.0%
(1) "NR" designates loans not assigned an internal credit rating. As of December 31, 2019, this is comprised of two loans with related parties and one loan to an unaffiliated entity. The loans are collateralized by equity interests in real estate investments.